UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December
31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Sebastian
Colquhoun

Title:
Compliance Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Teresa Poy
London, UK
January 16, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
8
Form 13F Information Table
Value Total:
$65,031


List of Other Included
Managers:
Nil
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FORM 13F INFORMATION TABLE













INVESTMT
VOTING AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
VALUE
SHARES
 DSCRETN
SOLE
SHARED
NONE





















CNOOC LTD-ADR
ADR
126132109
623
2
SOLE
2
0
0

CREDICORP LTD
Com
G2519Y108
1372
9
SOLE
9
0
0

ELAN CORP PLC -SPONS ADR
ADR
284131208
2957
583
SOLE
583
0
0

GRUPO FIN SANTANDER-ADR B
ADR
40053C105
730
45
SOLE
45
0
0

NAVISTAR INTERNATIONAL CORP
Com
63934E108
9622
442
SOLE
442
0
0

PETROLEO BRASILEIRO S.A.-ADR
ADR
71654V901
332
17
SOLE
17
0
0

RALCORP HOLDINGS INC
Com
751028101
15142
168
SOLE
168
0
0

RYANAIR HOLDINGS PLC-SP ADR
ADR
783513104
31249
911
SOLE
911
0
0

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